Consolidated Statements of Shareholders' Equity - USD ($) shares in Thousands, $ in Thousands	Preferred Stock	Common Stock	Surplus	Retained Earnings	Other Comprehensive Income (Loss)	Treasury Stock	Total
Balance at Dec. 31, 2021		$ 96,351	$ 152,144	$ 2,470,710	$ (31,980)	$ (378,744)	$ 2,308,481
Balance (in shares) at Dec. 31, 2021	96,351
Increase (decrease) in shareholders' equity
Net Income (Loss)				300,232			300,232
Dividends:
Dividends Payable/ Cash				(75,375)			(75,375)
Purchase of treasury stock						(52,048)	(52,048)
Exercise of stock options		69	1,468				1,537
Exercise of stock options (in shares)	69
Stock compensation expense recognized in earnings			449				449
Other comprehensive income (loss), net of tax:
Net change in unrealized gains and losses on available for sale securities, net of reclassification adjustments					(438,517)		(438,517)
Balance at Dec. 31, 2022		96,420	154,061	2,695,567	(470,497)	(430,792)	2,044,759
Balance (in shares) at Dec. 31, 2022	96,420
Increase (decrease) in shareholders' equity
Net Income (Loss)				411,768			411,768
Dividends:
Dividends Payable/ Cash				(78,247)			(78,247)
Purchase of treasury stock						(4,611)	(4,611)
Exercise of stock options		47	1,120				1,167
Exercise of stock options (in shares)	47
Stock compensation expense recognized in earnings			330				330
Other comprehensive income (loss), net of tax:
Net change in unrealized gains and losses on available for sale securities, net of reclassification adjustments					72,608		72,608
Balance at Dec. 31, 2023		96,467	155,511	3,029,088	(397,889)	(435,403)	2,447,774
Balance (in shares) at Dec. 31, 2023	96,467
Increase (decrease) in shareholders' equity
Net Income (Loss)				409,167			409,167
Dividends:
Dividends Payable/ Cash				(82,078)			(82,078)
Purchase of treasury stock						(963)	(963)
Exercise of stock options		150	3,608				3,758
Exercise of stock options (in shares)	150
Stock compensation expense recognized in earnings			214				214
Other comprehensive income (loss), net of tax:
Net change in unrealized gains and losses on available for sale securities, net of reclassification adjustments					18,835		18,835
Balance at Dec. 31, 2024		$ 96,617	$ 159,333	$ 3,356,177	$ (379,054)	$ (436,366)	$ 2,796,707
Balance (in shares) at Dec. 31, 2024	96,617